CONTRACTS IN PROGRESS	6 Months Ended
Jun. 30, 2018
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS
CONTRACTS IN PROGRESS

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Contract costs incurred to date	$12,949	$12,129
Profit recognized to date (less recognized losses)	241	558
	13,190	12,687
Less: progress billings	(13,786)	(12,919)
Contract work in progress (liability)	$(596)	$(232)
Comprising:
Amounts due from customers — work in progress (current)	$118	$195
Amounts due to customers — creditors (current / non-current)	(714)	(427)
Net work in progress	$(596)	$(232)